Material Accounting Policies (Details)	12 Months Ended
Mar. 31, 2026 segments Segment
Material accounting policies [Line Items]
Operating segments (in segments) | Segment	1
Reportable segment (in segments) | segments	1
Motor vehicles [Member]
Material accounting policies [Line Items]
Estimated useful lives	5 years
Bottom of range [Member] | Computer and equipment [Member]
Material accounting policies [Line Items]
Estimated useful lives	1 year
Top of range [Member] | Computer and equipment [Member]
Material accounting policies [Line Items]
Estimated useful lives	3 years